Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Mar. 31, 2022	Jan. 07, 2022	Jan. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 4,890,066			$ 3,933,305	$ 824,405
Accrued payroll and payroll taxes	96,641			23,554	244,926
Other	17,928	$ 294,912.56	$ 294,912	19,205	0
Total accounts payable and accrued liabilities	$ 5,004,635			$ 3,976,064	$ 1,069,331